Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of foreign currency exchange rates

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of June 30, 2026	As of December 31, 2025
Period-end SGD: US$1 exchange rate	1.29	1.29
Period-end MYR: US$1 exchange rate	4.08	4.06
Period-end HKD: US$1 exchange rate	7.84	-
Period-end RMB: US$1 exchange rate	6.79	-

	For the six months ended June 30,
	2026	2025
Period-average SGD: US$1 exchange rate	1.28	1.32
Period-average MYR: US$1 exchange rate	3.98	4.37
Period-average HKD: US$1 exchange rate	7.83	-
Period-average RMB: US$1 exchange rate	6.86	-

Schedule of property and equipment useful lives

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Expected useful lives
Office equipment	3 years
Leasehold improvement	Shorter of the lease term or 5 years

Schedule of intangible assets useful life

Purchased intangible assets are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over the Company’s best estimate of its useful life as follows:

Categories	Useful life
Distribution rights	2-3 years
Software	5 years

Schedule of disaggregated information of revenues

Disaggregated information of revenues by products/services are as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Property management service:
Property management service – common area management	$1,703,641	$1,551,033
Property management service – security management	551,520	538,008
Total property management service revenue	$2,255,161	$2,089,041

Holistic wellness consumer products and services:
Holistic wellness consumer products	369,474	102,055
Wellness therapies service	712,595	724,590
Stem cell treatment service	88,254	-
Licensing service of bioenergy cabin	42,351	17,145
Wellness Membership Program	-	49,995
Total holistic wellness consumer products and service revenue	1,212,674	968,282

Other		74,497

Total revenue	$3,467,835	$3,057,323

Schedule of disaggregated information of cost of revenues

Disaggregated information of cost of revenues by products/services are as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Property management service:
Property management service – common area management	$1,383,997	$1,152,007
Property management service – security management	497,086	470,139
Total property management service cost of revenue	$1,881,083	$1,622,146

Holistic wellness consumer products and services:
Holistic wellness consumer products	272,957	77,330
Wellness therapies service	791	522,533
Licensing service of bioenergy cabin	31,119	-
Total holistic wellness consumer products and service cost of revenue	304,867	599,863

Total cost of revenues	$2,185,950	$2,222,009

Schedule of basic and diluted earnings per share

The Company calculates basic and diluted loss per share for operations as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Numerator
Net loss from operations	$(796,950)	$(1,201,696)
Less: Net (loss) income attributable to noncontrolling interest from operations	(1,946)	2,305
Net loss attributable to common shareholders, basic	$(795,004)	$(1,204,001)
Denominator
Weighted average number of shares outstanding, basic and diluted	2,429,524	1,857,818
Loss per share, basic and diluted	$(0.33)	$(0.65)

Schedule of fair value measurement of assets and liabilities

The following table sets forth by level within the fair value hierarchy our financial asset and liability that were accounted for at fair value on a recurring basis as of June 30, 2026 and December 31, 2025:

	Carrying Value at June 30, 2026 and May 19, 2026	Fair Value Measurement at June 30, 2026
		Level 1	Level 2	Level 3
Crypto assets	$7,560,000	$-	$-	$7,560,000

	Carrying Value at December 31, 2025	Fair Value Measurement at December 31, 2025
		Level 1	Level 2	Level 3
Warrant liabilities	$125,000	$-	$-	$125,000

Schedule of fair value measurement of assets and liabilities recurring basis

The following is a reconciliation of the beginning and ending balance of the financial assets and liability measured at fair value on a recurring basis for the six months ended June 30, 2026:

Crypto assets
Fair value of crypto assets as of acquisition date (May 19, 2026)	$7,560,000
Change in fair value of crypto assets	-
Ending balance as of June 30, 2026	$7,560,000

Derivative liabilities -Warrants
Fair value of warrants upon issuance	$100,000
Change in fair value of warrant liability	25,000
Ending balance as of December 31, 2025	125,000
Repurchase of warrant	(125,000)
Ending balance as of June 30, 2026	$-